Share-based compensation - Stock options narratives (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Share-based compensation
Total stock compensation expense	$ 4,400,000
Stock options
Share-based compensation
Aggregate intrinsic value of stock options outstanding	10,561,716		$ 7,460,132
Total stock compensation expense	51,079	$ 41,422	195,830
Unrecognized stock compensation expense	$ 602,264		$ 608,826
Weighted average period for unrecognized stock compensation expense	2 years 9 months 21 days		3 years